Intangible assets, net	6 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net

5	Intangible assets, net

	December 31, 2024	June 30, 2025	June 30, 2025
	S$’000	S$’000	US$’000

Developed technology	3,692	3,992	3,138
Others	5	5	4
Total	3,697	3,997	3,142
Less: accumulated amortization	(2,956)	(3,213)	(2,526)
Net book value	741	784	616

Amortization expenses for the six months ended June 30, 2025 and 2024 was S$257,000 (US$202,000) and S$218,000 respectively. The weighted average remaining useful life of developed technology is 1 years 9 months.

The Company’s estimated aggregate future amortization expenses for intangible assets subject to amortization as of June 30, 2025, as follows:

June 30, 2025
S$’000

July to December 2025	200
Financial year ending 2026 to 2027	367

RYDE GROUP LTD

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS